LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2021
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS

14.	LONG-TERM INVESTMENTS

As of June 30, 2021, the carrying value of the Company’s equity investments were $818,266, which consisted of the followings:

(1) Equity method investments:

As of June 30, 2021, the Company’s equity method investments had a carrying value of $489,513 which were as follows:

Investees	Abbreviation	% of Ownership	Carrying value
Qingdao Taoping IoT Co., Ltd.	QD Taoping, or QD	47%	$111,638
Yunnan Taoping IoT Co., Ltd.	YN Taoping, or YN	40%	203,097
Jiangsu Taoping IoT Technology Co.,Ltd.	JS Taoping, or JS	25%	165,855
Jiangsu Taoping New Media Co., Ltd	JS New Media, or JN	21%	8,923
			$489,513

The Company’s initial investments in the above equity method investments were approximately $1.89 million. The Company recognized losses from equity method investments of approximately $0.6 million and no impairment on equity method investments from the acquisition date June 9, 2021 to June 30, 2021.

(2) Equity investments without readily determinable fair value that is not accounted for under equity method accounting:

In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

As of June 30, 2021, the carrying value for the equity investments without readily determinable fair value was $328,753. The total initial investments to the equity investments without readily determinable fair value were approximately $710,786. No impairment was recognized for the six months ended June 30, 2021.